Taxes On Income (Schedule Of Income Before Income Tax, Domestic And Foreign) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Line Items]
Income before taxes on income	$ 53,900	$ 69,649	$ 58,237
Domestic Tax Authority [Member]
Taxes On Income [Line Items]
Income before taxes on income	67,559	46,858	38,608
Foreign Tax Authority [Member]
Taxes On Income [Line Items]
Income before taxes on income	$ (13,659)	$ 22,791	$ 19,629